Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (94.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary (9.0%)
Advance Auto Parts, Inc.	48,125	7,960
Aptiv PLC	28,978	2,533
BorgWarner, Inc.	125,457	4,602
Carnival Corp.	116,782	5,105
Genuine Parts Co.	59,630	5,939
Honda Motor Co., Ltd., ADR *	208,300	5,432
PulteGroup, Inc.	155,077	5,668
Sodexo SA	45,276	5,083
Target Corp.	39,267	4,198
Thor Industries, Inc.	63,902	3,619

Total		50,139

Consumer Staples (5.4%)
Conagra Brands, Inc.	156,739	4,809
The J.M. Smucker Co.	32,884	3,618
Kellogg Co.	47,240	3,040
Kimberly-Clark Corp.	34,799	4,943
Koninklijke Ahold Delhaize NV	227,189	5,684
Mondelez International, Inc.	44,894	2,483
Sysco Corp.	71,821	5,703

Total		30,280

Energy (3.8%)
Baker Hughes	225,857	5,240
ConocoPhillips	74,978	4,272
Exxon Mobil Corp.	108,613	2,829
Noble Energy, Inc.	208,250	4,677
Schlumberger, Ltd.	124,149	4,242

Total		21,260

Financials (21.6%)
AFLAC, Inc.	87,652	4,586
Ameriprise Financial, Inc.	58,772	8,645
Arthur J. Gallagher & Co.	16,669	1,493
BB&T Corp.	239,226	12,767
Brown & Brown, Inc.	74,197	2,676
Capitol Federal Financial, Inc.	395,471	5,450
Chubb, Ltd.	47,387	7,650
Comerica, Inc.	117,409	7,748
Commerce Bancshares, Inc.	103,559	6,281
First Hawaiian, Inc.	257,922	6,887
Globe Life, Inc.	21,773	2,085
M&T Bank Corp.	42,247	6,674
Northern Trust Corp.	182,427	17,024
ProAssurance Corp.	134,897	5,432
Prosperity Bancshares, Inc.	42,543	3,005
Reinsurance Group of America, Inc.	42,887	6,857

Common Stocks (94.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
State Street Corp.	86,711	5,132
The Travelers Cos., Inc.	13,871	2,062
UMB Financial Corp.	70,203	4,534
Westamerica Bancorporation	60,098	3,737

Total		120,725

Health Care (11.5%)
Cardinal Health, Inc.	155,008	7,315
Cerner Corp.	83,066	5,663
Henry Schein, Inc. *	75,248	4,778
Hologic, Inc. *	80,123	4,045
McKesson Corp.	41,524	5,675
Quest Diagnostics, Inc.	81,797	8,755
Siemens Healthineers AG	126,951	4,995
Universal Health Services, Inc. - Class B	36,702	5,459
Zimmer Biomet Holdings, Inc.	125,468	17,223

Total		63,908

Industrials (18.1%)
Atlas Copco AB	87,507	2,372
BAE Systems PLC	585,536	4,104
Cummins, Inc.	41,891	6,814
Eaton Corp. PLC	67,740	5,633
Emerson Electric Co.	164,229	10,980
Heartland Express, Inc.	285,024	6,131
Hubbell, Inc.	94,860	12,465
IMI, PLC	422,479	4,988
Johnson Controls International PLC	177,055	7,771
MSC Industrial Direct Co., Inc. - Class A	119,385	8,659
nVent Electric PLC	315,570	6,955
PACCAR, Inc.	55,771	3,904
Republic Services, Inc.	37,813	3,273
Schneider Electric SE	52,909	4,642
Southwest Airlines Co.	156,962	8,477
Textron, Inc.	74,759	3,660

Total		100,828

Information Technology (5.4%)
Applied Materials, Inc.	186,081	9,285
HP, Inc.	211,004	3,992
Maxim Integrated Products, Inc.	121,276	7,023
Microchip Technology, Inc.	47,396	4,404
TE Connectivity, Ltd.	59,433	5,538

Total		30,242

Common Stocks (94.4%)	Shares/ Par +	Value $ (000’s)
Materials (4.1%)
Graphic Packaging Holding Co.	207,176	3,056
Mondi PLC	203,219	3,893
Orkla ASA	722,464	6,572
Packaging Corp. of America	53,732	5,701
Sonoco Products Co.	59,309	3,452

Total		22,674

Real Estate (5.4%)
Empire State Realty Trust, Inc. - Class A	287,773	4,106
MGM Growth Properties LLC - Class A	178,761	5,372
Piedmont Office Realty Trust, Inc. - Class A	230,397	4,811
Welltower, Inc.	56,438	5,116
Weyerhaeuser Co.	388,547	10,763

Total		30,168

Utilities (10.1%)
Ameren Corp.	72,761	5,825
Atmos Energy Corp.	46,713	5,320
Edison International	84,923	6,405
Eversource Energy	51,028	4,361
NorthWestern Corp.	85,691	6,431
Pinnacle West Capital Corp.	78,265	7,597
Spire, Inc.	64,728	5,647
WEC Energy Group, Inc.	36,986	3,517
Xcel Energy, Inc.	176,343	11,443

Total		56,546

Total Common Stocks (Cost: $482,180)		526,770

Investment Companies (2.6%)
Investment Companies (2.6%)
iShares Russell Midcap Value Index Fund	163,241	14,642

Total		14,642

Total Investment Companies (Cost: $13,967)		14,642

Mid Cap Value Portfolio

Short-Term Investments (3.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (3.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	18,027,569	18,028

Total		18,028

Total Short-Term Investments (Cost: $18,028)		18,028

Total Investments (100.2%) (Cost: $514,175)@		559,440

Other Assets, Less Liabilities (-0.2%)		(1,286)

Net Assets (100.0%)		558,154

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	92	70	12/19	$	—p	$—	$	—p
Sell	Morgan Stanley Capital Services, Inc.	CAD	3,376	2,552	12/19		—	(8)		(8)
Sell	Morgan Stanley Capital Services, Inc.	EUR	15,661	17,192	12/19		261	—		261
Buy	Morgan Stanley Capital Services, Inc.	GBP	226	280	12/19		—	(3)		(3)
Sell	Morgan Stanley Capital Services, Inc.	GBP	9,113	11,248	12/19		180	—		180
Buy	Morgan Stanley Capital Services, Inc.	JPY	17,935	167	12/19		—	(1)		(1)
Sell	Morgan Stanley Capital Services, Inc.	JPY	376,573	3,506	12/19		5	—		5
Sell	Goldman Sachs International	NOK	51,827	5,706	12/19		98	—		98
Buy	Goldman Sachs International	SEK	2,584	264	12/19		—p	(2)		(2)
Sell	Goldman Sachs International	SEK	22,763	2,327	12/19		29	—		29
							$573	$(14)		$559

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$573	—	$573	$(14)	—	—	$(14)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $514,175 and the net unrealized appreciation of investments based on that cost was $45,824 which is comprised of $65,309 aggregate gross unrealized appreciation and $19,485 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$526,770	$—	$—
Investment Companies	14,642	—	—
Short-Term Investments	18,028	—	—
Other Financial Instruments^
Forward Currency Contracts	—	573	—

Total Assets:	$559,440	$573	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(14)	—

Total Liabilities:	$—	$(14)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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